Alger International Opportunities Fund Expense Example - Class A B C Shares [Member] - Alger International Opportunities Fund	Oct. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 646
Expense Example, with Redemption, 3 Years	901
Expense Example, with Redemption, 5 Years	1,175
Expense Example, with Redemption, 10 Years	1,957
Class B
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	699
Expense Example, with Redemption, 3 Years	915
Expense Example, with Redemption, 5 Years	1,257
Expense Example, with Redemption, 10 Years	2,285
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	311
Expense Example, with Redemption, 3 Years	652
Expense Example, with Redemption, 5 Years	1,119
Expense Example, with Redemption, 10 Years	$ 2,410